Commitments (Tables)	11 Months Ended
Dec. 31, 2017
Disclosure of Commitments and Contingencies [Abstract]
Schedule of Contractual Obligations
The following table lists the known contractual obligations as at December 31, 2017:

Contractual Obligations	Carrying Value	Contractual Cash flows	Less than 1 year	1 – 3 years	3 – 5 years	More than 5 years
Accounts payable and accruals	$3,630	$3,630	$3,630	$-	$-	$-
Convertible debt (Note 8)	49,067	51,183	51,183	-	-	-
Non-convertible debt (Note 9)	92,268	96,294	96,294	-	-	-
Firm commitments	-	1,529	448	581	500	-
Total	$144,965	$152,636	$151,555	$581	$500	$-